Deferred tax (Tables)	12 Months Ended
Jun. 30, 2023
Deferred tax
Schedule of deferred tax

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Reconciliation
Balance at beginning of year		(20 649)	(16 718)
Current year charge		(7 624)	(1 572)
per the income statement	10	(7 744)	(2 362)
per the statement of comprehensive income		120	790
Reclassification from held for sale[1]		—	665
Foreign exchange differences recognised in income statement		(19)	23
Translation of foreign operations		(4 130)	(3 047)
Balance at end of year		(32 422)	(20 649)

Comprising
Deferred tax assets		(37 716)	(31 198)
Deferred tax liabilities		5 294	10 549
		(32 422)	(20 649)

	2023	2022
for the year ended 30 June	Rm	Rm
Attributable to the following tax jurisdictions
South Africa	(5 054)	447
United States of America	(27 973)	(21 462)
Germany	1 059	1 084
Mozambique	(679)	(400)
Other	225	(318)
	(32 422)	(20 649)
Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	25 974	13 047
Right of use assets	1 697	587
Short- and long-term provisions	(4 566)	(811)
Calculated tax losses	(50 580)	(37 953)
Financial liabilities	(270)	(1 930)
Lease liabilities	(2 729)	(911)
Other	(7 242)	(3 227)
	(37 716)	(31 198)
Net deferred tax liabilities:
Property, plant and equipment	7 471	17 963
Right of use assets	338	1 617
Current assets	(604)	(1 376)
Short- and long-term provisions	(1 877)	(5 676)
Calculated tax losses	(4)	(47)
Financial liabilities	107	206
Lease liabilities	(481)	(2 197)
Other	344	59
	5 294	10 549

	2023	2022
for the year ended 30 June	Rm	Rm
Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	256 462	164 474
Utilised against the deferred tax balance	(251 397)	(160 244)
Not recognised as a deferred tax asset	5 065	4 230
Calculated tax losses carried forward that have not been recognised:*
Expiry within 1 year	207	167
Expiry between one and five years	—	1 085
Expiry thereafter	1 307	763
Indefinite life	3 551	2 215
	5 065	4 230
*	Included in 2023 are tax losses of R2,8 billion (2022: R1,2 billion) relating to Sasol Investment Company (Pty) Ltd mainly due to intergroup exposure on foreign currency loans.

Schedule of unremitted earnings

	2023	2022
for the year ended 30 June	Rm	Rm
Unremitted earnings at end of year that would be subject to dividend withholding tax	38 910	32 268
Europe	26 123	22 788
Rest of Africa	4 984	2 580
Other	7 803	6 900

Tax effect if remitted	1 012	724
Europe	587	489
Rest of Africa	399	206
Other	26	29

Schedule of dividend withholding tax

	2023	2022
for the year ended 30 June	Rm	Rm
Undistributed earnings at end of year that would be subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	134 442	138 275
Maximum withholding tax payable by shareholders if distributed to individuals	26 889	27 655